CONSOLIDATED STATEMENTS OF CASH FLOWS ₫ in Millions	12 Months Ended
	Dec. 31, 2025 VND (₫)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 VND (₫)	Dec. 31, 2023 VND (₫)
OPERATING ACTIVITIES
Net loss for the year	₫ (99,582,848)	$ (3,964,127,543)	₫ (77,354,949)	₫ (60,250,348)	[1]
Adjustments to reconcile net loss to net cash flows:
Depreciation of property, plant and equipment and amortization of intangible assets	11,457,244	456,082,322	9,876,477	6,981,919
Impairment of goodwill, assets, right-of-use assets and changes in fair value of held for sale assets	8,742,185	348,003,065	3,932,677	1,303,932
Changes in operating lease right-of-use assets	728,755	29,009,793	1,258,911	1,162,222
Provision related to write-downs of inventories	7,076,210	281,685,044	8,638,150	5,614,917
Provision related to assurance-type warranties	17,875,350	711,570,001	4,045,573	2,066,764
Provision for contract penalty, compensation and other provisions	2,261,738	90,033,757	2,559,756	1,037,831
Deferred income tax expenses/(incomes)	358,139	14,256,558	(86,621)	(34,502)
Unrealized foreign exchange losses	(476,404)	(18,964,372)	1,024,887	797,331
Net loss/(gain) on financial instruments at fair value through profit or loss	3,017,050	120,100,713	3,183,030	4,879,833	[1]
Change in amortized costs of financial instruments measured at amortized cost	3,264,743	129,960,710	2,893,999	3,189,365
Loss on disposal of fixed assets	756,181	30,101,549	570,050	81,165
Deemed contribution from owner to VinFast's customers			5,900,755
Share of (profit)/losses from equity investees	106,093	4,223,279	48,836	(36,422)	[1]
Others	111,573	4,441,424	81,693	150,103
Change in working capital:
Trade receivables, advance to suppliers, net investment in sales-type lease	(3,422,919)	(136,257,275)	(7,931,433)	2,796,713
Inventories	(13,494,789)	(537,191,553)	(6,749,753)	(13,296,710)
Trade payables, deferred revenues, and other payables	20,682,725	823,324,111	19,539,512	(5,122,209)
Operating lease liabilities	(917,856)	(36,537,399)	(832,313)	(911,316)
Prepayments, other receivables and other assets	(3,004,409)	(119,597,508)	(1,067,698)	(681,205)
Net cash flows used in operating activities	(44,461,239)	(1,769,883,325)	(30,468,461)	(50,270,617)
INVESTING ACTIVITIES
Purchase of property, plant and equipment, and intangible assets (including deposit paid under construction contracts)	(22,979,265)	(914,743,243)	(16,689,295)	(24,527,946)
Payment under a business cooperation contract	(5,395,000)	(214,760,559)
Proceeds from disposal of property, plant and equipment	567,271	22,581,545	54,832	80,913
Disbursement of loans to external parties and bank deposit	(3,409,892)	(135,738,705)	(856,630)
Disbursement of loans to related parties	(10,491)	(417,619)	(2,320,000)	(10,480,000)
Collection of bank deposit	815,000	32,442,976	17,594
Collection of loans to related parties			2,320,000	11,157,900
Payment for acquisition of a subsidiary (net of cash held by entity being acquired)			(10,252)	(6,900)
Proceeds from disposal of equity investment (net of cash held by entity being disposed)			(20,000)
Payment for investments in equity investees and others				(1,039,033)
Receipt from government grants	151,161	6,017,316	1,477,914	393,934
Net cash flows used in investing activities	(30,261,216)	(1,204,618,287)	(16,025,837)	(24,421,132)
FINANCING ACTIVITIES
Capital contribution from owners/issuance of ordinary shares	16	637		4,759,291
Additional amount paid up to convert warrants to capital	54	2,150		1,421,444
Deemed contribution from owners	63,529,820	2,528,952,669	21,994,658	22,410,459
Proceeds from borrowings from external parties, business cooperation contract and convertible debenture	64,582,395	2,570,852,872	36,173,921	48,202,503
Proceeds from borrowings from related parties	41,497,937	1,651,922,177	62,706,898	71,612,073
Repayment of borrowings from external parties	(45,720,034)	(1,819,992,596)	(59,721,853)	(28,705,579)
Repayment of borrowings from related parties	(46,710,903)	(1,859,436,448)	(12,155,053)	(44,244,987)
Net cash flows from financing activities	77,179,285	3,072,301,461	48,998,571	75,455,204
Net increase in cash, cash equivalents and restricted cash	2,456,830	97,799,849	2,504,273	763,455
Cash, cash equivalents and restricted cash at January 1	7,288,270	290,126,587	4,858,767	4,361,631
Net foreign exchange differences	210,647	8,385,295	(74,770)	(266,319)
Cash, cash equivalents and restricted cash at December 31	9,955,747	396,311,731	7,288,270	4,858,767
Supplement disclosures of non-cash activities
Issuance of dividend preferred shares by offsetting against borrowings from a related party	40,000,000	1,592,293,300	20,000,000	1,173,000
Non-cash property, plant and equipment additions	5,808,314	231,213,487	3,739,758	7,170,805
Exercise of warrant liability	54	2,150		1,476,477
Commitment shares issued under Standby Equity Purchase Agreement	42,280	1,683,054	40,556	118,828
Establishment of right-of-use assets and lease liabilities at commencement dates, lease modification and other non-cash changes	2,052,978	81,723,578	(530,856)	3,684,748
Interest payable conversion to debt	7,308,731	290,941,085	2,792,567
Netting of licensing payable against receivable from Novatech Research and Development JSC	(23,400,314)	(931,504,080)
Supplemental Disclosure
Interest paid, net of capitalized interest	13,189,286	525,030,293	9,474,495	8,822,355
Income tax paid	₫ 55,180	$ 2,196,569	₫ 11,636	₫ 103,574

[1]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as reorganization under common control